Preferred Shares	9 Months Ended
Sep. 30, 2020
Equity [Abstract]
Preferred Shares

Note 12 Preferred Shares

Series A 3% Convertible Preferred Stock, par value $0.001 with a stated valued of $100 per share

There are 100,000 designated and authorized Series A 3% convertible preferred stock with a 9.99% conversion cap and anti-dilution rights for 24 months from time of issuance. Holders of Series A 3% Preferred Stock shall be entitled to receive, when and as declared, dividends equal to 3% per annum on the stated value, payable in additional shares of Series A Preferred Stock. Holders of Series A 3% Convertible Preferred Stock have the right to vote on any matter that may be submitted to the Company’s shareholders for vote, on an as converted basis, either by written consent or by proxy. Each share of Series A 3% Convertible Preferred Stock may be convertible into 3420 shares of Common Stock, or as adjusted to equal the conversion ratio multiplied by a fraction, the numerator of which shall be the number of shares outstanding on a fully diluted basis after the issuance of the dilution shares, and the denominator shall be 360,000,000. (See Form 8K filing on August 6, 2020, Exhibit 10.3)

Pursuant to the License Agreement on July 17, 2020, 92,999 Series A 3% Convertible Preferred Stock were issued. The Series A 3% Convertible Preferred Stock was valued at $168,116 which equates to 49% of $343,094 (the valuation calculated for the acquisition cost of the Casa Zeta-Jones Brands License Agreement). The acquisition cost was derived using the current market price of $0.04 x 95% of the number of the issued and outstanding shares of the Company at the time (18,057,565) x 50% of the value. (See Note 6).

Series B Super Voting Preferred Stock, par value $0.001

There are 10,000 designated and authorized Series B Super Voting Preferred Stock. Holders with Series B Super Voting Preferred Stock have the right to vote on all shareholder matters equal to 51% of the total vote of common stockholders. The Series B Super Voting Preferred Stock holder is entitled to 51% voting rights no matter how many shares of common stock or other voting stock of the Company are issued or outstanding in the future, such that the holder of Series B Super Voting Preferred Stock shall always have majority control of the Company. (See Form 8K filing on August 6, 2020, Exhibit 10.3)

Pursuant to the License Agreement on July 17, 2020, 10,000 Series B Super Voting Preferred Stock were issued. The Series B Super Voting Preferred Stock was valued at $174,978 which equates to 51% of $343,094 (the valuation calculated for the acquisition cost of the Casa Zeta-Jones Brands License Agreement) as Series B Super Voting Preferred Stock is entitled to 51% voting rights no matter how many shares of common stock or other voting stock of the Company are issued or outstanding and shall always have the majority control of the Company. (See Note 6)

Series C 2% Convertible Preferred Stock, par value $0.001 with a stated value of $100 per share

There are 10,000 designated and authorized Series C 2% convertible preferred stock with a 9.99% conversion cap. Holders of Series C 2% Preferred Stock shall be entitled to receive, when and as declared, dividends equal to 2% per annum on the stated value, payable in additional shares of Series C Preferred Stock. So long as any shares of Series C Preferred Stock remain outstanding, neither the Company nor any subsidiary thereof shall, without the consent of the Holders of 80% of the shares of Series C Preferred Stock then outstanding, redeem, repurchase or otherwise acquire directly or indirectly any Junior Securities nor shall the Company directly or indirectly pay or declare or make any distribution upon, nor shall any distribution be made in respect of, any Junior Securities, nor shall any monies be set aside for or applied to the purchase or redemption of any Junior Securities. Each holder of the Series C Preferred Stock shall have the right to vote on any matter that may from time to time be submitted to the Company’s shareholders for a vote, on an as converted basis, either by written consent or by proxy. Each share of Series C 2% Convertible Preferred Stock may be convertible into 100 shares of Common Stock.

As at September 30, 2020, no Series C Convertible Preferred shares were issued.